Discontinued Operations - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Jan. 05, 2018	Dec. 31, 2018
Disclosure Of Discontinued Operations [Line Items]
Net Earnings (Loss) From Discontinued Operations		$ 247
Suffield Divestiture [Member]
Disclosure Of Discontinued Operations [Line Items]
Cash proceeds from sale of assets	$ 512
Gain (Loss) before tax on sale of assets	$ 343
Conventional [Member]
Disclosure Of Discontinued Operations [Line Items]
Net Earnings (Loss) From Discontinued Operations		247
Cash flows from (used in) operating activities, discontinued operations		36
Cash flows from (used in) investing activities, discontinued operations		$ 404